FINANCIAL RESULT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL RESULT
Schedule of financial results

in € thousand	2024	2023	2022
Finance income	1,888	19,685	5,758
thereof fair value changes of warrants	1,028	—	1,669
thereof interest income and similar proceeds	860	3,883	4,089
thereof gain from loan extinguishment	—	15,802	—
Finance expenses	(5,712)	(10,091)	(17,746)
thereof interest portion of lease payments	(641)	(103)	(68)
thereof interest expense	(5,071)	(9,988)	(17,678)
Financial result	(3,824)	9,594	(11,988)